Leases - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases
Operating leases, options to extend	true
Operating leases, renewal lease term (in years)	10 years
Operating lease expense, not yet commenced	$ 1,713
Operating lease liability under restoration	$ 4,155	$ 4,100
Minimum
Leases
Operating leases, lease term (in years)	1 year
Maximum
Leases
Operating leases, lease term (in years)	6 years